SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Sales By Product Line [Line Items]
Total	$ 2,110,403	$ 937,654
Dried Cannabis
Disclosure Of Sales By Product Line [Line Items]
Total	1,297,517	582,245
Cannabis Oils
Disclosure Of Sales By Product Line [Line Items]
Total	771,533	340,352
Other
Disclosure Of Sales By Product Line [Line Items]
Total	$ 41,353	$ 15,057